S000094441 [Member] Investment Strategy - Wasatch Global Small Cap Value Fund	Oct. 01, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in the equity securities of small foreign and domestic companies.
Under normal market conditions, we will invest at least 80% of the Fund’s net assets in the equity securities, typically common stock, of small foreign and domestic companies. These companies will have, at the time of purchase, market capitalizations within the range of companies included in the Morgan Stanley Capital International (MSCI) ACWI Small Cap Index as of its most recent reconstitution date. As of the 2024 reconstitution date, the market capitalization of companies included in the MSCI ACWI Small Cap Index ranged from $184 million to $36.38 billion. The market capitalizations for the range of companies in the MSCI ACWI Small Cap Index are subject to change following MSCI’s fourth quarter index review, which occurs on or around November of each year. The Fund may also invest a significant portion of its total assets in micro cap companies with market capitalizations below $1 billion (up to 90% under normal market conditions).
The Fund will typically invest in securities issued by companies tied economically to at least three countries, including the United States. The Fund may invest a significant portion of its total assets in companies tied economically to foreign countries (at least 30% under normal market conditions). The Fund may invest a significant portion of its total assets (up to 50% under normal market conditions) at the time of purchase in securities issued by companies tied economically to emerging and frontier markets, which are those countries currently included in the MSCI EFM (Emerging + Frontier Markets) Index. These companies typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa. A company will be tied economically to a foreign country when at least 50% of its assets are in that country, or when it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in that country, regardless of where it listed.
To achieve the Fund’s investment objective, the Fund invests in securities that we believe are priced below their intrinsic long-term value based on our valuation analysis.
We use a “bottom-up” process of fundamental analysis to look for individual companies that we believe are temporarily undervalued but have significant potential for stock price appreciation. Our analysis may include studying a company’s financial statements, visiting company facilities, and meeting with executive management, suppliers and customers.
We typically look for companies that we believe fall into one of the following three categories at the time of purchase:
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Undiscovered Gems — Companies with good growth potential that have yet to be broadly discovered by Wall Street analysts, thus actively undervalued relative to their expected growth rate.
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Fallen Angels — High quality growth companies that have experienced a temporary setback and therefore have appealing valuations relative to their long-term growth potential.
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Quality Value — Quality companies with earnings potential that is not fully reflected in their stock prices.
The Fund may invest a significant portion of its assets (greater than 5%) in a particular region or market, including Asia, Europe, and India.
The Fund may invest a significant portion of its assets (greater than 5%) in a few sectors, including communication services, consumer discretionary, consumer staples, energy, health care, financials, industrials, information technology, materials, real estate, and utilities.
The Fund is classified as non-diversified, which means it may invest a larger percentage of its assets in the securities of a small number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	The Fund may invest a significant portion of its assets (greater than 5%) in a few sectors, including communication services, consumer discretionary, consumer staples, energy, health care, financials, industrials, information technology, materials, real estate, and utilities.